Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair value measurement
Summary of assets and liabilities that are measured at fair value on a recurring basis

31 December 2019

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	11,500	—	11,500
Total Assets	—	11,500	—	11,500

31 December 2020

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	9,000	—	9,000
Total Assets	—	9,000	—	9,000